Fair Value Disclosures - Changes In Fair Value of Level 3 Measurements (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 106,280
Settlements	0
Issuances		$ 5,181
Net losses	29,580
Ending balance	135,860	5,181
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	146,130
Realized and Unrealized Gains (Losses)	3,822
Purchases	15,370
Ending balance	165,322
Investments – External Strategic Managers
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	146,130
Realized and Unrealized Gains (Losses)	3,822
Purchases	15,370
Ending balance	165,322
TRA Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	13,000
Settlements	0
Net losses	300
Ending balance	13,300
Earn-out Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	91,761
Settlements	0
Net losses	29,206
Ending balance	120,967
Earn-in consideration payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,519
Settlements	0
Issuances		1,519
Net losses	74
Ending balance	$ 1,593	1,519
Payout right
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuances		3,662
Ending balance		$ 3,662